Significant Accounting Policies, Net Income Per Common Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Denominator [Abstract]
Weighted average shares outstanding, basic (in shares)	5,750,000	5,750,000
Weighted average shares outstanding, diluted (in shares)	5,750,000	5,750,000
Basic net income per share (in dollars per share)	$ 0	$ 0.4
Diluted net income per share (in dollars per share)	$ 0	$ 0.4
Class A Common Stock [Member]
Net Income Per Ordinary Share [Abstract]
Units issued (in shares)	22,700,000
Share price (in dollars per share)	$ 11.5
Number of shares issued upon exercise of warrant (in shares)	0	0
Numerator [Abstract]
Allocation of net income	$ 15,762	$ 9,224,091
Denominator [Abstract]
Weighted average shares outstanding, basic (in shares)	11,072,452	23,000,000
Weighted average shares outstanding, diluted (in shares)	11,072,452	23,000,000
Basic net income per share (in dollars per share)	$ 0	$ 0.4
Diluted net income per share (in dollars per share)	$ 0	$ 0.4
Class B Common Stock [Member]
Numerator [Abstract]
Allocation of net income	$ 8,185	$ 2,306,023
Denominator [Abstract]
Weighted average shares outstanding, basic (in shares)	5,750,000	5,750,000
Weighted average shares outstanding, diluted (in shares)	5,750,000	5,750,000
Basic net income per share (in dollars per share)	$ 0	$ 0.4
Diluted net income per share (in dollars per share)	$ 0	$ 0.4